UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  December 31, 2012
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
							[   ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name:		Longer Investments Inc.
Address:		P. O. Box 1269
        Fayetteville, AR 72702
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim M. Cooper
Title:		Chief Compliance Officer
Phone:		(479) 443-5851

Signature,	Place,				Date of Signing:

        Fayetteville, Arkansas	02/12/13

Report Type:	[   ] 	13F Holdings Report
			[   ]	13F Notice
			[ X ] 	13F Combination

List of Other Managers Reporting for this Manager:  None


FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:		None
Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total:	$115,082

List of Other Included Managers:		None









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FORM 13F INFORMATION TABLE












TITLE

VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
OF CLASS
CUSIP
(x $1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
A T & T
COM
00206R102
2,347
69,610
SH

SOLE

0


Alcoa Inc.
COM
013817101
1,175
135,325
SH

SOLE

0


American Electric Power Co., Inc.
COM
025537101
1,770
41,465
SH

SOLE

0


Apple Inc.
COM
037833100
2,849
5,353
SH

SOLE

0


BCE, Inc.
COM
05534B760
2,344
54,593
SH

SOLE

0


Bank of Novia Scotia
COM
064149107
2,490
43,020
SH

SOLE

0


Baxter Intl Inc
COM
071813109
1,822
27,330
SH

SOLE

0


Caterpillar Inc.
COM
149123101
2,230
24,887
SH

SOLE

0


Chevron Corp.
COM
166764100
3,300
30,515
SH

SOLE

0


Cisco Systems, Inc.
COM
17275R102
1,714
87,230
SH

SOLE

0


Guggenheim Multi-Asset Income
GUGG MULTI
ASSET
18383M506
6,418
292,795
SH

SOLE

0


Coca-Cola
COM
191216100
1,513
41,740
SH

SOLE

0


ConocoPhillips
COM
20825C104
3,294
56,800
SH

SOLE

0


Du Pont E I De Nemours & Co.
COM
263534109
2,065
45,910
SH

SOLE

0


Emerson Electric Co.
COM
291011104
1,615
30,490
SH

SOLE

0


FLIR Systems Inc.
COM
302445101
1,610
72,125
SH

SOLE

0


GAMCO Global Gold Nat Res &
COM SH BEN INT
36465A109
1,742
136,115
SH

SOLE

0


General Electric
COM
369604103
3,569
170,040
SH

SOLE

0


Intel Corp.
COM
458140100
2,345
113,710
SH

SOLE

0


International Business Machines
COM
459200101
1,553
8,105
SH

SOLE

0


iShares MSCI Japan
MSCI JAPAN
464286848
429
44,000
SH

SOLE

0


iShares DJ Select Dividend
DJ SEL DIV INX
464287168
8,503
148,545
SH

SOLE

0


iShares iBoxx Inv Grd Corp Bond
IBOXX INV CPBD
464287242
14,143
116,898
SH

SOLE

0


iShares Barclays 20+ Yr T-Bond
BARCLYS 20+ YR
464287432
6,878
56,755
SH

SOLE

0


iShares Barclays 7-10 Yr T-Bond
BARCLYS 7-10 YR
464287440
5,497
51,140
SH

SOLE

0


iShares S&P Europe 350 Index
S&P EURO PLUS
464287861
335
8,520
SH

SOLE

0


Johnson & Johnson
COM
478160104
2,422
34,545
SH

SOLE

0


Merck & Co. Inc.
COM
58933Y105
1,467
35,845
SH

SOLE

0


Newmont Mining Corp
COM
651639106
2,110
45,430
SH

SOLE

0


Northern Trust Corp
COM
665859104
2,394
47,735
SH

SOLE

0


Occidental Pete
COM
674599105
2,072
27,045
SH

SOLE

0


Oracle Corp.
COM
68389X105
1,461
43,855
SH

SOLE

0


Petroleo Brasileiro SA Petro
SPONSORED ADR
71654V408
1,445
74,230
SH

SOLE

0


Pfizer Inc.
COM
717081103
1,670
66,585
SH

SOLE

0


Procter & Gamble Co.
COM
742718109
2,933
43,195
SH

SOLE

0


Utilities Select Sector SPDR Fund
SBI INT-UTILS
81369Y886
6,159
176,360
SH

SOLE

0


Verifone Systems Inc
COM
92342Y109
1,667
56,155
SH

SOLE

0


Vodafone Group PLC
SPONS ADR NEW
92857W209
1,902
75,505
SH

SOLE

0


Wal-Mart Stores Inc.
COM
931142103
2,159
31,646
SH

SOLE

0


Waste Mgmt Inc
COM
94106L109
1,674
49,621
SH

SOLE

0


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